Inventories and Work in Progress - Summary of Inventories and Work in Progress (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of inventories [line items]
Consumables and spares parts	$ 12.1	$ 11.1	$ 14.6
Raw materials and sub-assemblies	48.0	49.8	61.1
Work in progress	84.1	109.9	133.2
Finished goods	95.1	95.5	120.4
Inventories and work in progress	239.3	266.3	329.3	$ 417.3
Gross [member]
Disclosure of inventories [line items]
Consumables and spares parts	12.7	12.0	15.2
Raw materials and sub-assemblies	68.6	67.0	76.0
Work in progress	117.4	138.4	159.0
Finished goods	115.8	110.0	134.5
Inventories and work in progress	314.5	327.4	384.7
Allowance for doubtful accounts [member]
Disclosure of inventories [line items]
Consumables and spares parts	(0.6)	(0.9)	(0.6)
Raw materials and sub-assemblies	(20.6)	(17.2)	(14.9)
Work in progress	(33.3)	(28.5)	(25.8)
Finished goods	(20.7)	(14.5)	(14.1)
Inventories and work in progress	$ (75.2)	$ (61.1)	$ (55.4)